Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 76,672	$ 63,217
Unrestricted Short-term bank deposits (note 5)	2,529	0
Restricted short-term bank deposits (note 5)	12,024	17,422
Accounts receivable, net of allowance for doubtful accounts of $6,886 and $4,614 at December 31, 2010 and 2011, respectively (note 10)	98,329	144,454
Amounts due from related parties (note 17)	5,227	8,246
Inventories (note 10)
Distributed products	2,243	639
Finished products	35,786	32,781
Consignment inventory	0	3,051
Work-in-progress	16,434	19,108
Raw materials and supplies	24,552	30,401
Inventories, total	79,015	85,980
Deferred tax assets (note 11)	5,185	3,320
Prepaid expenses	7,157	5,514
Other current assets	2,559	1,308
Total current assets	288,697	329,461
Property, plant and equipment:
Land	5,964	6,291
Land use rights	2,900	2,999
Buildings	49,749	50,199
Machinery and equipment	118,984	126,906
Motor vehicles	4,203	4,431
Office equipment	6,675	6,915
Construction in progress	2,547	212
Property, plant and equipment, gross	191,022	197,953
Accumulated depreciation and amortization	(148,108)	(154,052)
Property, plant and equipment, net	42,914	43,901
Investments (note 7)	618	744
Investment in equity investees (note 21)	4,435	3,242
Goodwill (note 6)	0	8,801
Other assets	108	97
Deferred tax assets (note 11)	517	677
Total noncurrent assets	5,678	13,561
Total assets	337,289	386,923
Current liabilities:
Bank loans and overdrafts (note 8)	52,813	67,351
Accounts payable	22,148	41,989
Accrued expenses	10,737	13,197
Amounts due to related parties (note 17)	14,693	17,140
Short-term loans from the immediate holding company (note 17)	1,732	1,732
Income tax liabilities (note 11)	9,835	10,627
Other current liabilities	5,783	6,772
Total current liabilities	117,741	158,808
Non-current liabilities:
Other non-current liabilities	3,678	822
Deferred tax liabilities (note 11)	1,181	1,581
Total non-current liabilities	4,859	2,403
Total liabilities	122,600	161,211
Commitments and contingencies (note 13)
Issued and outstanding shares — 13,830,769 shares (note 9)	138	138
Additional paid-in capital	111,541	111,541
Retained earnings	34,545	40,229
Accumulated other comprehensive income	286	1,286
Total APWC shareholders’ equity	146,510	153,194
Non-controlling interests	68,179	72,518
Total shareholders’ equity	214,689	225,712
Total liabilities and shareholders’ equity	$ 337,289	$ 386,923